Principal Accounting Policies	12 Months Ended
Dec. 31, 2015
Principal Accounting Policies [Abstract]
Principal Accounting Policies

2. Principal Accounting Policies

(a) Basis of presentation, principles of consolidation, recognition of noncontrolling interests and cost allocations

The consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIEs and the subsidiaries of the VIEs. The consolidated financial statements have been prepared in accordance with U.S. GAAP and on a going concern basis. All significant transactions and balances among the Company, its subsidiaries, its VIEs and the subsidiaries of the VIEs have been eliminated upon consolidation. The Company consolidates the VIEs as required by Accounting Standards Codification (“ASC”) 810 Consolidation, because Fenghuang On-line and Qieyiyou hold all the variable interests of the VIEs and has been determined to be the primary beneficiary of the VIEs (see Note1).

The Group and Phoenix TV Group have engaged in various mutual cooperation activities in content, branding and promotions, technical support and corporate management. There was no payment for these arrangements until November 2009, when the Group entered into a cooperation agreement with Phoenix TV which stipulates the costs and expenses charged to the Group related to content and other services provided by Phoenix TV Group (see Note 22(a)). The agreement was effective as of January 1, 2010. Accordingly, the related costs and expenses were recorded by the Group based on the cooperation agreement for the years ended December 31, 2013, 2014 and 2015.

Apart from the above cooperation agreement, Phoenix TV Group also paid certain expenses on behalf of the Group, such as data line usage and other general and administrative expenses, which the Group needed to settle with Phoenix TV Group based on the actual amount, and were recorded in the consolidated statements of comprehensive income.

(b) Use of estimates

The preparation of the Group’s consolidated financial statements in conformity with the U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from such estimates. These estimates and assumptions include, but are not limited to, the accounting for advertising and paid service revenues, the determination of estimated selling prices of multiple elements revenues contract, accounting for income taxes and uncertain tax positions, allowance for doubtful accounts, share-based compensation, consolidation, foreign currency translation, determination of the estimated useful lives of property and equipment and intangible assets, assessment of impairment of long-lived assets and equity investment, determination of the fair value of financial instruments, and determination of the fair value of retained equity interest in deconsolidation.

(c) Foreign currency translation

The Group uses Renminbi (“RMB”) as its reporting currency. The Company’s operations in China and in international regions use their respective currencies as their functional currencies. In the consolidated financial statements, the financial information of the Company and its subsidiaries, which use US$ or HK$ as their functional currency, have been translated into RMB at the exchange rates quoted by the People’s Bank of China (the “PBOC”). Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains, and losses are translated using the average rate for the period. Translation adjustments arising from these are reported as foreign currency translation adjustments and have been shown as a component of other comprehensive loss or income in the consolidated statements of shareholders’ equity and the consolidated statements of comprehensive income.

Foreign currency transactions denominated in currencies other than functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are remeasured at the applicable rates of exchange in effect at that date. Foreign currency exchange gain or loss resulting from the settlement of such transactions and from remeasurement at period-end is recognized in foreign currency exchange gain or loss in the consolidated statements of comprehensive income.

(d) Convenience translation

Translations of amounts from RMB into US$ for the convenience of the reader were calculated at the noon buying rate of US$1.00 = RMB6.4778 on December 31, 2015 as set forth in the H.10 statistical release of the U.S. Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

(e) Fair value of financial instruments

The Group’s financial instruments include cash equivalents, term deposits, short term investments, restricted cash, accounts receivable, amounts due from related parties, prepayments and other current assets, available-for-sale investments, accounts payable, amounts due to related parties, advances from customers, salary and welfare payable, accrued expense, short-term loans and other current liabilities and other non-current assets. Refer to Note 19 for details.

(f) Cash and cash equivalents

Cash and cash equivalents represent cash on hand, demand deposits, time deposits and highly liquid investments placed with banks or other financial institutions, which are unrestricted to withdrawal or use, and which have original maturities of three months or less.

(g) Term deposits, short term investments

Term deposits represent term deposits placed with banks with original maturities of more than three months and up to one year.

Short term investments represent interest-bearing deposits placed with financial institutions which are restricted to withdrawal and use. The investments are issued by commercial bank in China with a variable interest rate indexed to performance of underlying assets. All investments are expected to be realized in cash during the next 12 months.

(h) Restricted cash

Restricted cash represents deposits placed as guarantee of banking facility which are restricted to withdrawal or usage.

(i) Accounts receivable, net

The carrying value of accounts receivable is reduced by an allowance that reflects the Group’s best estimate of the amounts that will not be collected. Many factors are considered in estimating the general allowance, including but not limited to reviewing accounts receivable balances, historical bad debt rates, aging analysis, customer credit worthiness and industry trend analysis. The Group also makes the specific allowance if there is evidence showing that the receivable is unlikely to be collected. Accounts receivable balances are written off against the allowance when they are determined to be uncollectible. Refer to Note 4 for details.

(j) Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment. Property and equipment are depreciated over the following estimated useful lives on a straight-line basis:

Estimated Useful Lives
Computers	3 years
Equipment, furniture and motor vehicles	5 years
Leasehold improvements	Lesser of lease terms or the estimated useful lives of the assets

In accordance with the provision of ASC250, the Group reviews the estimated useful lives of its property and equipment on an ongoing basis. This review indicated that the actual lives of computers were lower than the estimated useful lives used for depreciation purpose. As a result, on June 1, 2015, the Group changed the estimated useful lives of its computers, from 5 years to 3 years, to better reflect the recent estimation. The additional depreciation expenses for the year ended December 31, 2015 was RMB2.4 million. Furthermore, it would cause a decrease in depreciation expenses in amount of RMB0.1 million, RMB0.6 million and RMB0.9 million for the years ended December 31, 2016, 2017 and 2018, respectively.

Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive income.

(k) Intangible assets, net

Intangible assets mainly consist of computer software purchased from unrelated third parties, operating rights for licensed games and an Internet domain name. Intangible assets are stated at cost less impairment and accumulated amortization, which is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful lives are 5 years for computer software, 10 years for the Internet domain name, and the estimated life cycle for licensed games.

(l) Available-for-sale investments

In accordance with ASC topic 320 Investments-Debt and Equity Securities. the Group classifies the investments in debt and equity securities as “held-to-maturity”, “trading” or “available-for-sale”, The securities that the Group has positive intent and ability to hold to maturity are classified as held-to-maturity securities. The securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Investments not classified as trading or as held-to-maturity are classified as available-for-sale investments. Available-for-sale investments are reported at fair value, which is estimated by management after considering an independent appraisal performed by a reputable appraisal firm, with unrealized gains and losses, if any, recorded in the accumulated other comprehensive loss or income in shareholder’s equity. Realized gains and losses are reflected in earnings during the year in which the gains and losses are realized. An impairment loss on the available-for-sale investments would be recognized in the consolidated statements of comprehensive income when the decline in value is determined to be other-than-temporary. Investments with maturities of greater than 12 months are recorded in non-current assets.

(m) Equity investments

Investments in entities in which the Group can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC topic 323 Investments-Equity Method and Joint Ventures. The Group adjusts the carrying amount of equity method investment for its share of the earnings or losses of the investee and reports the recognized earnings or losses in the consolidated statements of comprehensive income. The Group’s share of the earnings or losses of an investee are based on the shares of common stock and in-substance common stock held by the Group. Investments in entities in which the Group does not have significant influence and which does not have readily determinable fair value are accounted for using the cost method of accounting in accordance with ASC subtopic 325-20 Investment-Other Cost Method Investment. An impairment loss on the equity investments is recognized in the consolidated statements of comprehensive income when the decline in value is determined to be other-than-temporary.

(n) Impairment of long-lived assets

Long-lived assets such as property and equipment and intangible assets are reviewed for impairment whenever events or changes in the circumstances indicate that the carrying value of an asset may not be recoverable. When these events occur, the Group assesses the recoverability of the long-lived assets by comparing the carrying amount to the estimated future undiscounted cash flows associated from the use of the asset and its eventual disposition, and recognize an impairment of long-lived assets when the carrying value of such assets exceeds the estimated future undiscounted cash flows such assets is expected to generate. If the Group identifies an impairment, the Group reduces the carrying amount of the assets group to its estimated fair value based on a discounted cash flow approach or, when available and appropriate, to comparable market values.

(o) Revenue recognition

Revenue is recognized when persuasive evidence of an arrangement exists, the price is fixed or determinable, service is performed and the collectability of the related fee is reasonably assured. In October 2009, the Financial Accounting Standards Board (the ‘‘FASB’’) issued Accounting Standards Update (“ASU”) 2009-13, Multiple Deliverable Revenue Arrangements, to address the accounting for multiple-deliverable arrangements. The Group has applied ASU 2009-13 to all revenue arrangements for all years presented of the financial statements.

(i)                          Net advertising revenues

Advertising revenues are derived principally from advertising arrangements where the advertisers pay to place their advertisements on the Group’s website in different formats over a particular period of time. Such formats generally include but are not limited to banners, text-links, videos, logos, buttons and rich media. Advertisements on the Group’s website are generally charged on the basis of duration, and advertising contractual arrangements are entered to establish the fixed price and the advertising services to be provided. Where collectability is reasonably assured, advertising revenues from advertising contractual arrangements are recognized ratably over the contract period of display.

The majority of the Group’s advertising revenue arrangements involve multiple element deliverables, including placements of different advertisement formats on the Group’s website over different periods of time. The Group breaks down the multiple element arrangements into single units of accounting when possible, and allocates total consideration to each single unit of accounting using the relative selling price method. For most deliverables in its multiple element arrangements, the Group use management’s best estimate of the selling price in the allocation as the vendor-specific objective evidence or third-party evidence of selling price is not available for those deliverables. The best estimate of the selling price is determined based on the publicly published advertising rate card, times the relevant discount rates, which are taking into considerations of the historical trend, the pricing of advertising areas sold with similar popularities, advertisements with similar formats and quoted prices from competitors, and other relevant market conditions. The Group recognizes revenue on the elements delivered and defers the recognition of revenue for the estimated value of the undelivered elements until the remaining obligations have been satisfied. Where all of the elements within an arrangement are delivered uniformly over the agreement period, the revenues are recognized on a straight-line basis over the contract period.

Agency service fees to third-party advertising agencies

The Group provides cash incentives in the form of agency service fees to certain third-party advertising agencies based on sales performance, and accounts for such incentives as a reduction of revenue in accordance with ASC 605-50-25, Customer Payments and Incentives: Recognition. The Group has estimated and recorded RMB135.9 million, RMB176.8 million and RMB161.6 million (US$24.9 million) in agency service fees to third-party advertising agencies for the years ended December 31, 2013, 2014 and 2015, respectively.

Barter transactions

The Group enters into barter transactions involving advertising services and follows ASC 605-20, Revenue Recognition: Services. Such barter transactions should be recorded at fair value only if such value of the advertising surrendered in the transaction is determinable within reasonable limits. The Group did not recognize revenue and expenses for advertising-for-advertising barter transactions since the fair value of the advertising services surrendered or received in the transaction is not determinable for the years ended December 31, 2013, 2014 and 2015. Except for advertising-for-advertising barter transactions, the Group recognized revenue from barter transactions involving exchanging advertising services for content, technical, marketing services and others amounted to nil, RMB1.0 million and RMB1.4 million (US$0.2 million) for the years ended December 31, 2013, 2014 and 2015, respectively.

(ii)                      Paid service revenues

Paid service revenues comprise of MVAS and games and others.

MVAS

MVAS revenues are derived from providing mobile phone users with mobile digital reading services, mobile game services, mobile video services, wireless value-added services (“WVAS”). WVAS include short messaging services (“SMS”), multi-media messaging services (“MMS”), music services such as ring-back tone (“RBT”) and interactive voice response (“IVR”). Revenues from mobile digital reading services, mobile game services, mobile video services, and WVAS are charged on a monthly or per-usage basis. Revenues from MVAS are recognized in the period in which the service is performed, provided that no significant obligation remains, collection of the receivables is reasonably assured and the amounts can be accurately estimated.

The Group contracts with China Mobile Communication Corporation and its subsidiaries (“CMCC”), and to a lesser degree, with other mobile operators, for billing, collection and transmission services related to the MVAS offered to its users. The determination of whether to record these revenues using the gross or net method is based on an assessment of various factors; the primary factors are whether the Group is acting as the principal in offering services to the customer or as an agent in the transaction, and the specific requirement of each contract. CMCC is a related party of the Group (see Note 23).

For most mobile game services delivered through telecom operators and most WVAS, the Group is responsible for providing desired services to the customers and has primary responsibility and broad discretion to establish price, therefore the Group is considered the primary obligor in these transactions, and revenues from these services are recorded on a gross basis. Most revenues from mobile digital reading services, music services and mobile video services are recorded on a net basis as the Group is acting as an agent of operators in these transactions.

Due to the time lag between when the services are rendered and when the operators’ billing statements are received, most MVAS revenues are estimated based on the Group’s internal billing records and transmissions for the month, adjusting for prior periods’ confirmation rates with operators and prior periods’ discrepancies between internally estimated revenues and actual revenues confirmed by operators. There was no significant difference between the Group’s estimates and the operators’ billing statements for all the years presented.

The Group also contracts with CMCC to provide news contents and other services to support CMCC’s own mobile newspaper products. A fixed fee is charged for the contracts, and the revenues attributable to the news contents are recognized on a straight-line basis over the periods in which the news contents are provided. Revenues attributable to other services are recognized when the other services are provided.

Games and others

Games and others include web-based games, mobile games, online digital reading, content sales, and other online and mobile paid services through the Group’s own platforms. Revenues from these services are recognized over the periods in which the services are performed, provided that no significant obligations remain, collection of the receivables is reasonably assured and the amounts can be accurately estimated.

For web-based game services, all of the web-based games provided on the Group’s platform are developed by third-party game developers and can be accessed and played by game players without downloading separate software. The Group primarily views the game developers to be its customers and considers its responsibility under its agreements with the game developers to be promotion of the game developers’ games. The Group collects payments from game players in connection with the sale of in-game virtual currencies and remits certain agreed-upon percentages of the proceeds to the game developers. Revenue from the sale of in-game virtual currency is recorded net of remittances to game developers and deferred until the estimated consumption date of the virtual items, which is within a short period of time, typically a few days, after purchase of the in-game virtual currency.

Mobile games are licensed from third-party developers. The game portfolio includes action, role-playing and casual games operated on smartphone mobile operation systems, such as iOS and Android. The basic game play functions are free of charge, and players are charged for purchases of in-game virtual items, including perpetual and consumable items. Revenues are recognized over the estimated lives of the perpetual items purchased by game players or as the consumable items are consumed. Most of mobile game revenues are recorded on a gross basis as the Group is acting as the principal in offering services to the customers in the transactions.

The Group also provides online literature and provides video programming through its online subscription and pay-per-view services to the customers. Revenues from these services, which are recorded on a gross basis, are recognized evenly over the subscription period, or in the period in which a pay-per-view service is provided.

The Group generates revenues from video content sales agreements for television programming produced by Phoenix TV Group and documentaries purchased from third parties. The video content sales agreements the Group enters into involve the transfer of non-exclusive broadcasting rights to other third-party websites or other Internet and mobile media companies for a definitive license period. In accordance with ASC 926-605, Entertainment-Films, Revenue Recognition, the Group recognizes revenues in respect of its video content sales arrangements when the following criteria are met: persuasive evidence of a video content sales arrangement with a customer exists, the content has been delivered or is available for immediate and unconditional delivery, the sublicense period of the arrangement has begun and the customer can begin its exhibition, the arrangement fee is fixed or determinable, and collection of the arrangement fee is reasonably assured. Pursuant to the cooperation agreement signed with Phoenix TV, the Group pays Phoenix TV 50% of the revenues generated from sales of Phoenix TV’s video content, which is recorded in cost of revenues. Refer to Note 22(a) for details.

(p) Cost of revenues

The Group’s cost of revenues consists primarily of (i) revenue sharing fees, including service fees retained by mobile telecommunications operators which are recognized as cost of revenues for revenues recorded on gross basis and revenue sharing fees paid to the Group’s channel and content partners, (ii) content and operational costs, including personnel-related cost associated with content production and certain advertisement sales support personnel, content procurement costs to third-party professional media companies and to Phoenix TV, administrative costs related to in-house content production, channel testing costs, rental cost, depreciation and amortization and other miscellaneous costs, (iii) bandwidth costs, and (iv) sales taxes and surcharges, sales taxes include business tax and value added tax. The sales taxes and surcharges in cost of revenues for the years ended December 31, 2013, 2014 and 2015 were RMB92.9 million, RMB129.8 million and RMB122.5 million (US$18.9 million), respectively.

In China, business tax is imposed by the government on the revenues reported by the selling entities for the provision of taxable services in China. The business tax rate varies depending on the nature of the revenues. The applicable business tax and surcharges rate for the group’s revenues generally ranges from 3.4% to 5.6%.

On November 16, 2011, Ministry of Finance and the State Administration of Taxation announced the Business Tax to Value Added Tax Transformation Pilot Program, or the VAT Pilot Program. Productive service industries, such as the transportation industry and certain modern services industries, were the first in the pilot regions to implement the VAT Pilot Program. The implementation of the VAT Pilot Program began on January 1, 2012 in Shanghai and on September 1, 2012 in Beijing, and was then expanded to seven other provinces and municipalities by the end of 2012. Commencing on August 1, 2013, the implementation of VAT Pilot Program has expanded to all regions in the PRC. As a result of the VAT Pilot Program, the advertising revenues and other modern services revenues, such as games and others services revenues earned by the Group’s entities and technical service fees paid by VIEs to the Group pursuant to the Contractual Agreement, are subject to value-added tax and surcharges at a rate of approximately 6.7%. On April 29, 2014, a notification (the “Cai Shui [2014] No. 43”) was jointly issued by the Ministry of Finance and State Administration of Taxation of the People’s Republic of China, and as approved by the State Council of the People’s Republic of China, the telecommunications industry would be included in the scope of the VAT Pilot Program for the transformation from the business tax to value-added tax from June 1, 2014. As a result, the Group’s MVAS revenues are subject to value-added tax and surcharges at a rate of approximately 6.7% from June 1, 2014.

The Group is also subject to a cultural development fee on the provision of advertising services in China. The applicable tax rate is 3% of the advertising services revenues.

(q) Sales and marketing expenses

Sales and marketing expenses comprise primarily of: (i) personnel-related expenses including sales commissions related to the sales and marketing personnel; (ii) advertising and promotion expenses including traffic acquisition expenses; and (iii) rental expense, depreciation and amortization expenses. The Group expenses advertising costs as incurred. Total advertising expenses were RMB54.2 million, RMB64.4 million and RMB117.9 million (US$18.2 million) for the years ended December 31, 2013, 2014 and 2015, respectively.

(r) Technology and product development expenses

Technology and product development expenses mainly consist of: (i) personnel-related expenses associated with the development of, enhancement to, and maintenance of the Group’s websites; (ii) expenses associated with new technology and product development and enhancement; and (iii) rental expense and depreciation of servers. The Group expenses technology and product development expenses as incurred for all the years presented.

(s) Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of comprehensive income on a straight-line basis over the lease term. The Group normalizes rental expense on operating leases that involve rent concessions.

(t) Share-based compensation

The Company has incentive plans for the granting of share-based awards, including share options, restricted shares and restricted share units. The Company measures the cost of employee services received in exchange for share-based compensation at the grant date fair value of the award. The Company recognizes the share-based compensation as costs and or expenses in the consolidated statements of comprehensive income, net of estimated forfeitures, on a graded-vesting basis over the vesting term of the awards.

Cancellation of an award accompanied by the grant of a replacement award is accounted for as a modification of the terms of the cancelled award (“modification awards”). The compensation costs associated with the modification awards are recognized if either the original vesting condition or the new vesting condition has been achieved. Such compensation costs cannot be less than the grant-date fair value of the original award. The incremental compensation cost is measured as the excess of the fair value of the replacement award over the fair value of the cancelled award at the cancellation date. Therefore, in relation to the modification awards, the Company recognizes share-based compensation over the vesting periods of the new awards, which comprises (i) the amortization of the incremental portion of share-based compensation over the remaining vesting term and (ii) any unrecognized compensation cost of original award, using either the original term or the new term, whichever is higher for each reporting period.

The Company adopts the Black-Scholes option pricing model to determine the fair value of share options, and determines the fair value of restricted share and restricted share units based on the fair value of the underlying ordinary shares at the grant date considering the dilutive effect of restricted share and restricted share units.

Forfeiture rate are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. The Group uses historical data to estimate pre-vesting option and restricted share units forfeitures and record share-based compensation only for those awards that are expected to vest. Refer to Note 16 for further information regarding share-based compensation assumptions and expenses.

(u) Income taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using an asset and liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purpose. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive income in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Uncertain tax positions

The Group adopted the provisions of ASC 740-10, Income Taxes: Overall, on January 1, 2007, which clarified the accounting for uncertainty in income taxes by prescribing the recognition and measurement thresholds a tax position is required to meet before being recognized in the financial statements. The guidance prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. Refer to Note 14 for details of the Group’s tax positions.

(v) Employee social security and welfare benefits

Full-time employees of the Group in the PRC are entitled to staff welfare benefits including pension, work-related injury benefits, maternity insurance, medical insurance, unemployment benefit and housing fund plans through a PRC government-mandated multi-employer defined contribution plan. The Group is required to accrue for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group is required to make contributions to the plans out of the amounts accrued. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed. Employee social security and welfare benefits included as cost and expenses in the consolidated statements of comprehensive income were RMB57.4 million, RMB73.7 million and RMB75.6 million (US$11.7 million) for the years ended December 31, 2013, 2014 and 2015, respectively.

(w) Others, net

Others, net mainly represent government subsidies which primarily consist of financial subsidies received from provincial and local governments for operating a business in their jurisdictions. Such income has been recognized when the grants are received and no further conditions need to be met.

(x) Statutory reserves

In accordance with the laws applicable to China’s Foreign Investment Enterprises, those of the Company’s China-based subsidiaries that are considered under PRC law to be a wholly foreign-owned enterprise are required to make appropriations from their after-tax profit (as determined under the Accounting Standards for Business Enterprises as promulgated by the Ministry of Finance of the People’s Republic of China (“PRC GAAP”)) to non-distributable reserve funds including (i) general reserve fund, (ii) enterprise expansion fund and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the respective company. Appropriations to the other two reserve funds are at the respective companies’ discretion.

In accordance with the China Company Laws, those of the Company’s China-based subsidiaries that are considered under PRC law to be domestically funded enterprises, as well as the Company’s VIEs are required to make appropriations from their after-tax profit (as determined under PRC GAAP) to non-distributable reserve funds including (i) statutory surplus fund and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is at the discretion of the respective company.

General reserve fund and statutory surplus fund are restricted for set off against losses, expansion of production and operation or increase in the registered capital of the respective company. The Group has made appropriations of RMB18.3 million, RMB15.6 million and RMB4.3 million (US$0.7 million) to these funds for the years ended December 31, 2013, 2014 and 2015, respectively.

(y) Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

(z) Dividends

Dividends are recognized when declared. No dividends were declared for the years ended December 31, 2013, 2014 and 2015, respectively. The Group does not have any present plan to pay dividends on ordinary shares in the foreseeable future. The Group currently intends to retain the available funds and future earnings to operate and expand its business.

(aa) Net income per share

The Company computes net income per Class A and Class B ordinary share in accordance with ASC 260-10, Earnings Per Share: Overall, using the two class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Net losses are not allocated to other participating securities if based on their contractual terms they are not obligated to share in the losses.

The liquidation and dividend rights of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting. As a result, and in accordance with ASC 260-10, the undistributed earnings for each year are allocated based on the contractual participation rights of the Class A and Class B ordinary shares. As the liquidation and dividend rights are identical, the net incomes are allocated on a proportionate basis.

Basic net income per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares and contingently issuable shares outstanding during the period except that it does not include unvested restricted shares and repurchased ordinary shares subject to cancellation.

Diluted net income per share is calculated by dividing net income attributable to ordinary shareholders, as adjusted for the effect of dilutive potential ordinary shares, if any, by the weighted average number of ordinary shares outstanding and dilutive potential ordinary shares during the period. Potential ordinary shares are excluded in the denominator of the diluted net income per share calculation if their effects would be anti-dilutive.

(ab) Treasury stock

The Company accounted for those shares repurchased as treasury stock at cost in accordance with ASC 505-30, Treasury Stock, and is shown separately in the shareholders’ equity as the Company has not yet decided on the ultimate disposition of those shares acquired. When the Company decides to cancel the treasury stock, the difference between the original issuance price and the repurchase price is debited into additional paid-in capital. Refer to Note 21 for details.

(ac) Comprehensive income

Comprehensive income is defined as the change in equity of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Comprehensive income is reported in the consolidated statements of comprehensive income. Accumulated other comprehensive loss or income, as presented on the Group’s consolidated balance sheets, includes the foreign currency translation adjustment and fair value remeasurement for available-for-sale investments.

(ad) Segment reporting

Our Group’s segments are business units that offer different services and are reviewed separately by the chief operating decision maker (the “CODM”) in deciding how to allocate resources and in assessing performance. The Group’s CODM has been identified as the Chief Executive Officer. As the Group’s long-lived assets and revenues are substantially located in and derived from the PRC, no geographical segments are presented.

The Group’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run the Group’s business operations, which include, but are not limited to, customer base, homogeneity of products and technology. The Group’s operating segments are based on its organizational structure and information reviewed by the Group’s CODM to evaluate the operating segment results.

(ae) Recently issued accounting pronouncements

In April 2015, the FASB issued Accounting Standards Update (ASU) No.2015-03, Interest — Imputation of Interest (“Subtopic 835-30”): Simplifying the Presentation of Debt Issuance Costs. The standard requires companies to present debt issuance costs the same way they currently present debt discounts, as a direct deduction from the carrying value of that debt liability. ASU2015-03 does not impact the recognition and measurement guidance for debt issuance costs. For public businesses, ASU No. 2015-03 will be effective for fiscal years starting after December 15, 2015, including any interim periods within those years. Early adoption of ASU No. 2015-03 will be allowed for financial statements that have yet to be issued. The amendments of ASU No. 2015-03 must be applied retrospectively, where the balance sheet of each presented individual period is adjusted to indicate the period-specific impact of using the new guidance. During the transition phase, a business must adhere to the appropriate disclosures for an adjustment in an accounting principle. Such disclosures include why the change in accounting principle is occurring, the method of transition, a explanation of the previous period’s information that was retrospectively adjusted, and how the change impacts the financial statement line items (i.e., debt issuance cost asset and the debt liability).The implementation of this update is not expected to have any material impact on the Company’s consolidated financial statements.

In August 2015, the FASB issued ASU No. 2015-14, Revenue from Contracts with Customers-Deferral of the effective date (“ASU 2015-14”). The amendments in ASU 2015-14 defer the effective date of ASU No. 2014-09, Revenue from Contracts with Customers issued in May 2014. According to the amendments in ASU 2015-14, the new revenue guidance ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The Company is in the process of evaluating its contracts with customers under the new standard and cannot currently estimate the financial statement impact of adoption.

In November 2015, the FASB issued ASU No. 2015-17, Income Taxes-Balance Sheet Classification of Deferred Taxes (“ASU 2015-17”). The amendments in this update simplify the presentation of deferred income taxes. ASU 2015-17 requires that deferred tax liabilities and assets be classified as noncurrent in a classified statement of financial position. The amendments in ASU 2015-17 are effective for fiscal years beginning after December 15, 2016 including interim periods within those fiscal years. Earlier application is permitted for all entities as of the beginning of an interim or annual reporting period. As of December 31, 2015, deferred tax assets and deferred tax liabilities amounted to RMB36.0 million (US$5.6 million) and nil respectively are classified as current.

In March 2016, the FASB issued ASU No. 2016-09, Improvements to Employee Share-Based Payment Accounting (“Topic 718”). The new update will require all income tax effects of awards to be recognized in the income statement when the awards vest or are settled. The standard also will allow an employer to repurchase more of an employee’s shares than it can today for tax withholding purposes without triggering liability accounting and to make a policy election to account for forfeitures as they occur. The guidance is effective for the Company on January 1, 2017. Early application is permitted in any annual or interim period for which financial statements haven’t been issued or made available for issuance, but all of the guidance must be adopted in the same period. The Company is currently evaluating the impact on its consolidated financial statements of adopting this guidance.